                                        UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC 20549

                                         FORM N-PX

      ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                     811-2944

Exact name of registrant as specified in charter:       Oppenheimer Quest Value Fund, Inc.

Address of principal executive offices:                 6803 South Tucson Way
                                                        Centennial, CO 80112

Name and address of agent for service:                  Two World Financial Center
                                                        225 Liberty Street
                                                        New York, NY 10281-1008

Registrant's telephone number, including area code:     303-768-3200

Date of fiscal year end:                                10/31

Date of reporting period:                               07/01/2003-06/30/2004

Item 1.           Proxy Voting Record

====================== OPPENHEIMER QUEST VALUE FUND, INC. ======================

COUNTRYWIDE FINANCIAL CORP.

Ticker:       CFC            Security ID:  222372104
Meeting Date: JUN 16, 2004   Meeting Type: Annual
Record Date:  APR 19, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Henry G. Cisneros         For       For        Management
1.2   Elect  Director Robert J. Donato          For       For        Management
1.3   Elect  Director Michael E. Dougherty      For       For        Management
1.4   Elect  Director Martin R. Melone          For       For        Management
1.5   Elect  Director Harley W. Snyder          For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management

--------------------------------------------------------------------------------

KROGER CO., THE

Ticker:       KR             Security ID:  501044101
Meeting Date: JUN 24, 2004   Meeting Type: Annual
Record Date:  APR 26, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director John L. Clendenin         For       Withhold   Management
1.2   Elect  Director David B. Dillon           For       Withhold   Management
1.3   Elect  Director David B. Lewis            For       Withhold   Management
1.4   Elect  Director Don W. McGeorge           For       Withhold   Management
1.5   Elect  Director W. Rodney McMullen        For       Withhold   Management
1.6   Elect  Director Susan M. Phillips         For       Withhold   Management
2     Ratify Auditors                           For       For        Management
3     Declassify the Board of Directors         Against   For        Shareholder
4     Separate Chairman and CEO Positions       Against   Against    Shareholder
5     Submit Severance Agreement                Against   Against    Shareholder
      (Change-in-Control) to Shareholder Vote

                                         SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                 Oppenheimer Quest Value Fund, Inc.

By (Signature and Title)*:    /s/ John V. Murphy
                              ------------------
                              John V. Murphy, President

Date:                   August 26, 2004

*By:  /s/ Tane Tyler
      --------------
      Tane Tyler, Attorney in Fact